Fair Value Measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Loss on fair value changes for the contingent consideration payables	¥ 5,200	¥ 31,500	¥ 4,000
Recurring
Assets
Short-term investments	1,769,822	787,259
Liabilities
Contingent consideration payables for acquisitions (current)	20,741	38,940
Contingent consideration payables for acquisitions (non-current)	112,902	74,618
Recurring | Level 2
Assets
Short-term investments	1,769,822	787,259
Recurring | Level 3
Liabilities
Contingent consideration payables for acquisitions (current)	20,741	38,940
Contingent consideration payables for acquisitions (non-current)	¥ 112,902	¥ 74,618